Income Tax - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of the Provision for Income Taxes [Abstract]
Current	$ 1,362,520	$ 723,160	$ 873,308
Deferred	(233,848)	(669,869)	(253,166)
Provision for income taxes	$ 1,128,672	$ 53,291	$ 620,142